Variable Interest Entities - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 28,539	$ 26,926
Inventories	44,569	36,476
Goodwill and intangibles, net	1,230	1,230
Total assets	374,453	326,228
Liabilities
Other long-term liabilities	14,251	5,749
Total liabilities	303,740	264,212
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	26,574	26,844
Accounts receivable	129,151	136,098
Inventories	44,569	36,476
Prepaid expenses and other current assets	895	846
Goodwill and intangibles, net	180	180
Other receivables	33,809	28,139
Other assets	2,091	1,489
Total assets	237,269	230,072
Liabilities
Accounts payable	122,324	102,783
Accrued compensation and benefits	21,380	6,021
Accrued other	16,723	15,926
Other long-term liabilities	273	452
Due to AON LLC and subsidiaries, net	117,194	128,204
Total liabilities	$ 277,894	$ 253,386